Consolidated Statements of Changes in Equity (Parenthetical) - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021
Statement of changes in equity [abstract]
Income tax expense (recovery)	$ 1.4	$ 2.9